Financial and capital risks management (Other receivables) (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Financial and capital risks management [line items]
Gross carrying amount	¥ 1,525,276
Loss allowance	38,531
Current (not past due) [member]
Financial and capital risks management [line items]
Gross carrying amount	1,486,979
Loss allowance	2,076
Within 1 year past due [member]
Financial and capital risks management [line items]
Gross carrying amount	0
Loss allowance	0
1 - 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount	2,876
Loss allowance	2,825
More than 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount	35,421
Loss allowance	¥ 33,630